Inventories - Components of Inventories (Detail) (USD $)	Mar. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Raw materials	$ 70,700,000	$ 69,900,000
Work in process	42,500,000	44,100,000
Finished products	115,400,000	116,900,000
Inventory, Net, Total	$ 228,560,000	$ 230,924,000